INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Components of net (loss) income before income taxes consists of the following:

	March 31	March 31
	2017	2016
	$	$
U.S.	(6,056,384)	(3,036,142)
Canada	(2,013,018)	(3,670,265)
	(8,069,402)	(6,706,407)
Net (loss) for the year before recovery of income taxes	(8,069,402)	(6,706,407)
Statutory rate	35%	35%
Expected income tax (recovery) expense	(2,824,291)	(2,347,242)
Tax rate changes and other basis adjustments	44,238	195,108
Stock-based compensation	350,683	512,693
Non-deductible expense	(132,076)	(12,073)
Net DTA acquired	(546,122)	-
Change in valuation allowance	3,107,568	1,651,514
Recovery of income taxes	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following deferred tax assets have not been recognized. Deferred tax reflects the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities and consisted of the following:

	March 31,	March 31,
	2017	2016
	$	$
Equipment	73,520	52,331
Share issue costs	1,456	3,586
SR&;ED pool	464,746	400,557
Other	629,266	215,202
Non-capital losses – Canada	2,067,203	1,587,439
Net operating losses – U.S.	4,534,710	589,491
Valuation allowance	(5,956,118)	(2,848,606)
	1,814,783	-
Intangibles and other	(1,814,783)	-
	-	-

Summary of Income Tax Examinations [Table Text Block]
In many cases the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes the open tax years, by major tax jurisdiction, as of March 31, 2017:

United States – Federal	2013 – present
United States – State	2013 – present
Canada – Federal	2012 – present
Canada – Provincial	2012 – present